Summary of Warrant Activity Related to Investor Warrant (Detail) (Investor warrants, USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Nov. 30, 2012	Dec. 31, 2012 November 14, 2012		Dec. 31, 2012 October 12, 2012		Dec. 31, 2012 October 25, 2012
Class of Warrant or Right [Line Items]
Exercise Price per Share	$ 4.58	$ 4.58	[1]	$ 4.58	[2]	$ 4.58
Warrants Exercised		3,514,131	[1]	369,879	[2]	10,057
Shares Withheld		(854,512)	[1]
Total Shares Issued		2,659,619	[1]	369,879	[2]	10,057
Proceeds Received				$ 1,694	[2]	$ 46

[1]	The warrant was net exercised at a fair market value of $18.84 per share, resulting in the Company withholding 854,512 shares to settle the exercise price owed by exercising stockholders
[2]	The October 12, 2012 warrant exercise was made in connection with our follow-on public offering (See Note 1